SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this semi-annual filing updating its financials on its behalf by the undersigned, hereunto duly authorized in New York, New York, on the 23rd. day of February, 1999.

                           EAST END MUTUAL FUNDS, INC.


                                      BY:    /s/ Aristides Matsis
                                                        President